Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Description of right of first refusal to underwriters	Subject to certain conditions, the Company granted Maxim, for a period of 18 months after the date of the consummation of the business combination, a right of first refusal to act as lead underwriters or minimally as a co-manager, with at least 30% of the economics; or, in the case of a three-handed deal, 20% of the economics, for any and all future public and private equity and debt offerings. In accordance with FINRA rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement for our initial public offering.	Subject to certain conditions, the Company granted Maxim, for a period of 18 months after the date of the consummation of the business combination, a right of first refusal to act as lead underwriters or minimally as a co-manager, with at least 30% of the economics; or, in the case of a three-handed deal, 20% of the economics, for any and all future public and private equity and debt offerings. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement.
Options Held [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description	The underwriter is entitled to a cash underwriting discount of six and half percent (6.5%), or $0.65 per unit, of the gross proceeds of the initial public offering. Two and one-half percent (2.5%), or $0.25 per share, is not contingent and has been paid at the closing of the initial public offering. Four percent (4.0%), or $0.40 per unit, is contingent on the closing of a business combination and will be deferred by the underwriters and be placed in the Trust Account. Such deferred amount will only be payable to the underwriters upon closing of a business combination. Further, the deferred amount paid to the underwriters upon the closing of a business combination will be reduced by two percent (2.0%), or $0.20 per unit, for each unit that is redeemed by shareholders in connection with the business combination. If the business combination is not consummated, the deferred amount will be forfeited by the underwriters. The underwriters will not be entitled to any interest accrued on the deferred amount.	The underwriters is entitled to a cash underwriting discount of six and half percent (6.5%), or $0.65 per unit, of the gross proceeds of the initial public offering. Two and one-half percent (2.5%), or $0.25 per share, is not contingent and has been paid at the closing of the initial public offering. Four percent (4.0%), or $0.40 per unit, is contingent on the closing of a business combination and will be deferred by the underwriters and be placed in the Trust Account. Such deferred amount will only be payable to the underwriters upon closing of a business combination. Further, the deferred amount paid to the underwriters upon the closing of a business combination will be reduced by two percent (2.0%), or $0.20 per unit, for each unit that is redeemed by shareholders in connection with the business combination. If the business combination is not consummated, the deferred amount will be forfeited by the underwriters. The underwriters will not be entitled to any interest accrued on the deferred amount.
Options sold, value	$ 100	$ 100
Options to purchase units	276,000	276,000
Price per unit	$ 11.5	$ 11.5
Option expiry	May 13, 2024	May 13, 2024
Cash receipt	$ 100	$ 100
Unit purchase option amount	$ 747,960	$ 747,960
Unit purchase option per unit	$ 2.71	$ 2.71
Expected volatility	35.00%	35.00%
Risk-free interest rate	2.18%	2.18%